Marketable securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities
Schedule of marketable securities

			Average rate (2)
	WAM (1)	Currency		12.31.23	12.31.22
Fair value through other comprehensive income
Equity securities (3)	-	USD	-	12,103	11,752
Fair value through profit and loss
Financial treasury bills	0.79	R$	13.05%	412,107	364,543
Investment funds - FIDC BRF and FIDC II	1.09	R$	-	16,490	15,505
Repurchase agreement	0.05	R$	10.49%	35,751	53,809
Other	0.08	R$ / ARS	-	20	21
				464,368	433,878
Amortized cost
Sovereign bonds and other (4)	2.48	AOA		291,402	379,145
				767,873	824,775
Current				447,878	418,373
Non-current (5)				319,995	406,402

(1)	Weighted average maturity in years.
(2)	Weighted average annual rate.
(3)	It’s comprised of Aleph Farms Ltd. stocks.
(4)	It’s comprised of private securities and sovereign securities of the Angola Government and are presented net of expected credit losses in the amount of R$16,466 (R$15,231 on December 31, 2022). Amounts are substantially denominated in Angolan kwanza (AOA) and correspond to Time Deposit and Bond at a weighted average annual rate of 11.75% and 16.50% respectively. They also include marketable securities indexed to the U.S. Dollar at a weighted average annual rate of 6.34% and Bonds in U.S. Dollar at a weighted average annual rate of 5.90%.
(5)	Maturity until March of 2026.